Schedule of Location and Amounts of Gains and Losses on Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net	$ 4,049	$ 17,119	$ 60,176	$ 38,876	$ (2,908)
Interest Rate Swap
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net		263	934	1,517	(206)
Natural Gas
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net	5,363	13,600	37,647	18,406	1,807
Natural Gas Liquids
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net	(1,621)	435	14,463	10,340	(1,711)
Crude Oil
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net	325	2,876	$ 7,132	$ 8,613	$ (2,798)
Refined Product (Heating Oil)
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Derivatives, Net	$ (18)	$ (55)